Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
As at January 1	$ 146,296	$ 112,811
Additions	10,393	38,325
Disposals	(810)	(698)
Divestment of subsidiaries		(374)
Exchange differences	(4,064)	(3,768)
As at December 31	151,815	146,296
Accumulated depreciation and impairment
As at January 1	46,569	36,864
Depreciation	12,070	7,888
Impairment	2,915	3,678
Disposals	(800)	(612)
Transfers		(240)
Exchange differences	(1,437)	(1,009)
As at December 31	59,317	46,569
Net book value	92,498	99,727
Buildings
Cost
As at January 1	56,722	2,233
Transfers	3,256	54,549
Exchange differences	(1,634)	(60)
As at December 31	58,344	56,722
Accumulated depreciation and impairment
As at January 1	2,270	1,753
Depreciation	3,002	565
Exchange differences	(124)	(48)
As at December 31	5,148	2,270
Net book value	53,196	54,452
Leasehold improvements
Cost
As at January 1	17,852	16,836
Additions	96	216
Divestment of subsidiaries		(202)
Transfers	673	1,420
Exchange differences	(464)	(418)
As at December 31	18,157	17,852
Accumulated depreciation and impairment
As at January 1	15,168	13,282
Depreciation	1,278	1,824
Impairment	171	515
Transfers		(97)
Exchange differences	(403)	(356)
As at December 31	16,214	15,168
Net book value	1,943	2,684
Plant and equipment
Cost
As at January 1	23,484	7,454
Additions	669	99
Disposals	(48)	(230)
Transfers	2,700	16,373
Exchange differences	(712)	(212)
As at December 31	26,093	23,484
Accumulated depreciation and impairment
As at January 1	5,463	2,670
Depreciation	2,505	1,008
Impairment	2,012	2,013
Disposals	(42)	(148)
Exchange differences	(215)	(80)
As at December 31	9,723	5,463
Net book value	16,370	18,021
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	39,817	31,738
Additions	1,696	1,094
Disposals	(762)	(468)
Divestment of subsidiaries		(172)
Transfers	2,265	8,453
Exchange differences	(1,063)	(828)
As at December 31	41,953	39,817
Accumulated depreciation and impairment
As at January 1	23,668	19,159
Depreciation	5,285	4,491
Impairment	732	1,150
Disposals	(758)	(464)
Transfers		(143)
Exchange differences	(695)	(525)
As at December 31	28,232	23,668
Net book value	13,721	16,149
Construction in progress
Cost
As at January 1	8,421	54,550
Additions	7,932	36,916
Transfers	(8,894)	(80,795)
Exchange differences	(191)	(2,250)
As at December 31	7,268	8,421
Accumulated depreciation and impairment
Net book value	$ 7,268	$ 8,421